SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


03-01   CEE      2000      12.8000      15.45 	     Weeden & Co
03-04	  " "       600      12.8800      15.78             " "
03-05   " "      2000      13.0575      15.67             " "
03-06   " "      1700      13.3300      15.92 		    " "
03-08   " "      2000      13.7500      16.22             " "
03-11	  " "      1800      13.6500      15.94 	   	    " "
03-12   " "      2000      13.5000      15.70             " "
03-13	  " "      2000      13.4000      15.77  	   	    " "
03-14   " "      1900      13.3900      15.92             " "
03-15	  " "      1600      13.4950      15.94             " "
03-19   " "      2000      13.2000      15.62             " "
03-20   " "      1800      13.2889      15.65 		    " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          04/01/02